Operating Leases (Tables)	9 Months Ended
Sep. 30, 2024
Operating Leases
Schedule of future lease payments

Year	Future Lease Payments	Operating Lease Discount	Operating Lease Liability
2024	$24,796	$(9,412)	$15,384
2025	101,133	(33,313)	67,820
2026	105,177	(25,468)	79,709
2027	109,037	(15,985)	93,052
2028	94,185	(4,776)	89,409
Total	$434,327	$(88,954)	$345,374

Schedule of supplemental information

Supplemental Information
Weighted average remaining lease term (in years)	4.08
Weighted average discount rate	11.49%